STOCKHOLDERS' (DEFICIT) EQUITY - Common Stock Shares (Details)					1 Months Ended	10 Months Ended	12 Months Ended
		Jan. 19, 2022 shares	Nov. 30, 2021 shares	Jan. 19, 2021 shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 Vote $ / shares shares	Jun. 30, 2023 Vote $ / shares shares	Apr. 21, 2023 shares
Class of stock
Aggregate purchase price | $	[1]					$ 25,000
Class A common stock
Class of stock
Common stock, shares authorized (in shares)						240,000,000	240,000,000	240,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote							1	1
Common stock, shares issued (in shares)						0	0	2,000,000	5,998,687
Common stock, shares outstanding (in shares)						0	0	2,000,000	5,998,687
Class A Common Stock Subject to Possible Redemption
Class of stock
Class A common stock subject to possible redemption, issued (in shares)						0	24,150,000	3,998,687
Class A common stock subject to possible redemption, outstanding (in shares)						0	24,150,000	3,998,687
Class B common stock
Class of stock
Common stock, shares authorized (in shares)						60,000,000	60,000,000	60,000,000
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote							1	1
Common stock, shares issued (in shares)						7,245,000	7,245,000	5,245,000	5,245,000
Common stock, shares outstanding (in shares)						7,245,000	7,245,000	5,245,000	5,245,000
Class A common stock subject to possible redemption, outstanding (in shares)									1,018,750
Ratio to be applied to the stock in the conversion							23
Number of shares issued		345,000	1,725,000	345,000
Class B common stock | Sponsor
Class of stock
Number of shares issued		345,000			8,625,000
Number of shares forfeited			1,725,000
Aggregate purchase price | $					$ 25,000
Class B common stock | Directors, executive officers, special advisor and other third parties | Sponsor
Class of stock
Number of shares issued					142,500

[1]	Includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriters. The Company surrendered 1,725,000 shares of Class B Common Stock on November 30, 2021 and issued an additional 345,000 shares of Class B common stock on January 19, 2022 pursuant to a stock split by way of a stock dividend for no additional consideration. The underwriters exercised the over-allotment option in full on January 24, 2022. See Note 6.